FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	6 Months Ended
Sep. 30, 2024
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 14. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company’s financial instruments recognized in the Company’s condensed consolidated interim statements of financial position consist of the following:

Fair value estimates are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment; and therefore, these estimates cannot be determined with precision. Changes in assumptions could significantly affect these estimates.

The following table summarizes the Company’s financial instruments as of September 30, 2024 and March 31, 2024 (in thousands):

	September 30, 2024 (Unaudited)			March 31, 2024
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL
Financial assets
Cash and cash equivalents	$1,764	$–	$–	$5,028	$–	$–
Prepaid expenses and other current assets	$922	$–	$–	$2,667	$–	$–

	September 30, 2024 (Unaudited)		March 31, 2024
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$845	$–	$2,836	$–
Warrant liability	$–	$1,138	$–	$1,564

A summary of the Company’s risk exposures as it relates to financial instruments are reflected below.

Fair value of Financial Instruments

The Company’s financial assets and liabilities are comprised of cash and cash equivalents, receivables and investments in equities and public entities, accounts payable and accrued liabilities, lease liability, and warrant liability.

The Company classifies the fair value of these transactions according to the following fair value hierarchy based on the amount of observable inputs used to value the instrument:

•	Level 1 – Values are based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.

•	Level 2 – Values are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.

•	Level 3 – Values are based on prices or valuation techniques that are not based on observable market data. Investments are classified as Level 3 financial instrument.

Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy.

Management has assessed that the fair values of cash and cash equivalents, other receivables and accounts payable approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate their fair values:

Warrant Liability: The fair value is estimated using a Black-Scholes model and in certain cases, a Monte Carlo simulation (Level 3) (see Note 6, “Warrant Liability”).

Credit Risk, Liquidity Risk and Foreign Currency Risk

Our financial instruments are exposed to certain financial risks: Credit Risk, Liquidity Risk and Foreign Currency Risk.

Credit Risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations. The credit risk is attributable to various financial instruments, as noted below. The credit risk is limited to the carrying value as reflected in the Company’s condensed consolidated interim statements of financial position.

Cash and cash equivalents: Cash and cash equivalents comprise cash on hand and amounts invested in underlying treasury and money market funds that are readily convertible to a known amount of cash with three months or less from date of acquisition and are subject to an insignificant risk of change in value. As of September 30, 2024 and March 31, 2024, cash equivalents was comprised of a money market account with maturities less than 90 days from the date of purchase. Cash and cash equivalents are held with major international financial institutions and therefore the risk of loss is minimal.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying financial obligations as they become due.

The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions without incurring unacceptable losses or risking harm to the Company’s reputation. The Company holds sufficient cash and cash equivalents to satisfy current obligations under accounts payable and accruals.

The Company monitors its liquidity position regularly to assess whether it has the funds necessary to meet its operating needs and needs for investing in new projects.

As a biotech company at an early stage of development and without significant internally generated cash flows, there are inherent liquidity risks, including the possibility that additional financing may not be available to the Company, or that actual drug development expenditures may exceed those planned. The current uncertainty in global capital markets could have an impact on the Company’s future ability to access capital on terms that are acceptable to the Company. There can be no assurance that required financing will be available to the Company. See Note 9, “Capital Stock and Reserves,” for a discussion of the Company’s share offering.

Foreign Currency Risk

While the Company operates in various jurisdictions, substantially all of the Company’s transactions are denominated in the U.S. Dollar, except the deferred tax liability in the U.K. settleable in British pound sterling.